1933 Act File No. 33-26915
   1940 Act File No. 811-5762

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........
                                                            -

   Post-Effective Amendment No.   30    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   31    .........................       X

                                STAR FUNDS

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on                pursuant to paragraph (b)
       ---------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 16, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.




                           CROSS-REFERENCE SHEET
   This Amendment to the Registration Statement of the Star Funds, which is comprised of eight portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund, (3) Star Relative Value Fund, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund, (6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund,
(8) Star Growth Equity Fund, and (9) Star Tax-Free Insured Fund, is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-9) Cover Page.

Item 2.   Synopsis.................(1-8) Synopsis; (1-9) Summary of Fund
                                   Expenses.

Item 3.   Condensed Financial
          Information..............(1-8) Financial Highlights; (1-9)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-8) Objective and Investment Policies
                                   of Each Fund; (1-2) Common Investment
                                   Techniques of the Funds; (3-8) Portfolio
                                   Investments and Strategies; (3-8)
                                   Additional Risk Considerations; (9)
                                   General Information; (9) Investment
                                   Information; (9) Investment Objective;
                                   (9) Investment Policies; (1-9)
                                   Investment Limitations.

Item 5.   Management of the Trust..(1-9) Star Funds Information; (1-9)
                                   Management of the Trust; (1-9)
                                   Distribution of Fund Shares; (1-9)
                                   Administration of the Fund(s);(4)
                                   Expenses of The Stellar Fund; (3,5-8)
                                   Expenses of the Funds; (9) Expenses of
                                   Fund; (3-9) Brokerage Transactions.



Item 6.   Capital Stock and Other
          Securities...............(1-2) Dividends; (1-2) Capital Gains;
                                   (3-9) Dividends and Capital Gains; (1-9)
                                   Shareholder Information; (1-9) Voting
                                   Rights; (1-9) Effect of Banking Laws;
                                   (1-9) Tax Information; (1-9) Federal
                                   Income Tax.

Item 7.   Purchase of Securities
          Being Offered............(1-9) Net Asset Value; (1-9) Investing
                                   in the Fund(s);   (1-9) Share Purchases;
                                   (1-9) Minimum Investment Required; (1-9)
                                   What Shares Cost; (3-9) Systematic
                                   Investment Plan; (3,4a,5,6,9) Reducing
                                   the Sales Charge; (1-9) Exchanging
                                   Securities for Fund Shares; (1-9)
                                   Certificates and Confirmations; (1-2)
                                   Shareholder Service Organizations; (3-9)
                                   Frequent Investor Program; (1-9)
                                   Exchange Privilege.
Item 8.   Redemption or Repurchase.(1-9) Redeeming Shares; (3-9) Systematic
                                   Withdrawal Plan; (7,8) Contingent
                                   Deferred Sales Charge; (7,8) Elimination of Contingent Deferred Sales Charge; (1-9) Accounts with Low Balances.

Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-9) Cover Page.

Item 11.  Table of Contents........(1-9) Table of Contents.

Item 12.  General Information and
          History..................(1-9) General Information About the
                                   Fund; (1-9) Investment Limitations.

Item 13.  Investment Objectives and
          Policies.................(1-9) Investment Objective(s) and
                                   Policies.

Item 14.  Management of the Fund...(1-9) Star Funds Management.

Item 15.  Control Persons and Principal
          Holders of Securities....(1-9) Fund Ownership.

Item 16.  Investment Advisory and Other
          Services.................(1-9) Investment Advisory Services; (1-
                                   8) Administrative Services; (9) Other
                                   Services; (1-8) Custodian.

Item 17.  Brokerage Allocation.....(1-9) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1-9) Purchasing Shares; (1-9) Exchange
                                   Privilege; (1-9) Determining Net Asset
                                   Value; (1-9) Redeeming Shares; (1-9)
                                   Redemption in Kind.

Item 20.  Tax Status...............(1-9) Tax Status; (1-9) Yield; (1-2)
                                   Effective Yield; (1,9) Tax-Equivalent
                                   Yield; (3-9) Total Return.

Item 21.  Underwriters.............(1-8) Administrative Arrangements; (1-
                                   3,4a,5-9) Distribution Plan.

Item 22.  Calculation of Performance
          Data.....................(1-9) Performance Comparisons.

Item 23.  Financial Statements.....(1-8) The Financial Statements for the
                                   fiscal period ended November 30, 1995,
                                   are incorporated herein by reference
                                   from the Funds' Annual Reports dated
                                   November 30, 1995; (9) to be filed by
                                   Amendment.
STAR TAX-FREE INSURED FUND

PROSPECTUS

The shares offered by this prospectus represent interests in the Star Tax-Free Insured Fund (the "Fund"), which is a non-diversified investment portfolio in the Star Funds (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income which is exempt from federal income tax. The Fund pursues this investment objective by investing the Fund's assets in municipal securities so that at least 80% of its annual interest income is exempt from federal income tax. Under normal circumstances, at least 65% of the Fund's assets will be invested in obligations which are insured as to timely payment.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A. OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A. OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated
December    , 1996, with the Securities and Exchange Commission (the
         ---
"SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or by calling 1-800-677-FUND.

The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December    , 1996
                          ---

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES

GENERAL INFORMATION

INVESTMENT INFORMATION

  Investment Objective
  Investment Policies
    Acceptable Investments
      Municipal Securities
         Characteristics
      Participation Interests
      Variable Rate Municipal Securities
      Industrial Development Bonds
      Municipal Leases
      When-Issued and Delayed Delivery
         Transactions
      Investing in Securities of Other
         Investment Companies
      Put Options on Portfolio Securities
      Future Contracts and Options to Buy or
          Sell Such Contracts
    Leveraging Through Borrowing
      Special Risks Associated with Leveraging
    Portfolio Turnover
    Municipal Bond Insurance
    Investment Risks
      Non-Diversification
    Restricted and Illiquid Securities
    Temporary Investments
  Investment Limitations

STAR FUNDS INFORMATION


  Management of the Trust
    Board of Trustees
      Advisory Fees
      Adviser's Background
  Distribution of Fund Shares
    Distribution Plan
    Additional Distribution
         Payments
    Administrative Arrangements
  Administration of the Fund
    Administrative Services
    Shareholder Services Plan
  Brokerage Transactions
  Expenses of the Fund

NET ASSET VALUE

INVESTING IN THE FUND


  Minimum Investment Required
  What Shares Cost
    Purchases at Net Asset Value
    Sales Charge Reallowance
  Reducing the Sales Charge
    Quantity Discounts and Accumulated
      Purchases
    Letter of Intent
    Reinvestment Privilege
    Concurrent Purchases
  Systematic Investment Plan
  Share Purchases
    Through Star Bank
    By Mail
  Frequent Investor Program
  Exchanging Securities for Fund Shares
  Certificates and Confirmations
  Dividends and Capital Gains

EXCHANGE PRIVILEGE

  Exchanging Shares
  Exchange-by-Telephone
    Other Matters Effecting the Exchange
      Privilege

REDEEMING SHARES


    By Telephone
    By Mail
      Signatures
  Systematic Withdrawal Plan
  Accounts with Low Balances

SHAREHOLDER INFORMATION


  Voting Rights

EFFECT OF BANKING LAWS


TAX INFORMATION


  Federal Income Tax
    State and Local Taxes

PERFORMANCE INFORMATION

ADDRESSES    Inside Back Cover
STAR TAX-FREE INSURED FUND
SUMMARY OF FUND EXPENSES


                SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) .................4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price) ...................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) .... None
Redemption Fees (as a percentage of amount
  redeemed, if applicable) ................................. None
Exchange Fee................................................ None

                 ANNUAL FUND OPERATING EXPENSES*
        (As a percentage of projected average net assets)
Management Fee (after waiver)(1........................0.50%
12b-1 Fees(2) .........................................0.00%
Total Other Expenses...................................0.33%
  Shareholder Servicing Fees(3)  ......................0.05%
     Total Fund Operating Expenses (after waiver)(4) ..0.83%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.
(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The Fund can pay up to 0.25% of average net assets as a 12b-1 fee to the distributor. Trust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Trust" class of shares of the Fund (which would not have a 12b-1 Plan) is created and trust and investment agency clients' investments in the Fund are converted to such Trust class.

(3) The Fund can pay up to 0.25% of average net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average net assets. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion.

(4) The Total Fund Operating Expenses are projected to be 1.08%, absent the voluntary waiver described in Note 1.

* Annual Fund Operating Expenses are estimated based on average net assets expected to be incurred during the fiscal year ending November 30, 1997. During the course of this period, expenses may be more or less than the average amount shown.


  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "STAR FUNDS INFORMATION."


EXAMPLE                                             1 YEAR       3 YEARS
You would pay the following expenses on
a $1,000 investment assuming (1) 5% annual
return, (2) redemption at the end of each
time period, and (3) payment of the
maximum sales charge                                 $53            $70

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


GENERAL INFORMATION

Star Funds was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to that portfolio of the Trust known as the Star Tax-Free Insured Fund.

The Fund is primarily designed for customers of StarBanc Corporation and its subsidiaries as a convenient means of accumulating an interest in a professionally managed portfolio of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Insurance will not guarantee the market value of the municipal securities or the value of shares of the Fund. A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate families) is required.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal income tax. The investment objective cannot be changed without approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of fundamental investment policy, the Fund will normally invest its assets so that at least 80% of its annual interest income is exempt from federal income tax. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in municipal securities that are insured as to timely payment. Interest income of the Fund that is exempt from federal income taxes retains its tax-free status when distributed to the Fund's shareholders. Unless stated otherwise, the investment policies of the Fund may be changed by the Trust's Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund pursues its investment objective by investing primarily in a portfolio of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Insurance will not guarantee the market value of the municipal securities or the value of shares of the Fund.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal income tax. Shareholders who are subject to alternative minimum tax may be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations, to the extent that the Fund invests in securities which generate interest subject to the alternative minimum tax.

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Examples of municipal securities include, but are not limited to:

     o tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
     o bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
     o    municipal commercial paper and other short-term notes;
     o    variable rate demand notes;
     o municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;
     o construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and
     o participation, trust and partnership interests in any of the foregoing obligations.

     CHARACTERISTICS. The municipal securities which the Fund buys are subject to the following quality standards:

     o rated, at the time of purchase, investment grade (within the four highest rating categories for municipal securities) by a nationally recognized statistical rating organization ("NRSRO") (such as Baa or above by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa), BBB or above by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A or BBB), or by Duff & Phelps Credit Rating Co. ("D&P"));
     o insured by a municipal bond insurance company which is rated in the top rating category by an NRSRO;

     o guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

     o fully collateralized by an escrow of U.S. government securities; or

     o unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

Securities rated Baa or BBB by an NRSRO have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. A description of the rating categories of NRSROs is contained in the Appendix to the Statement of Additional Information.

There are no restrictions on the maturity of municipal securities in which the Fund may invest. The Fund will seek to invest in municipal securities of such maturities as the Fund's investment adviser believes will produce current income consistent with prudent investment. The Fund's investment adviser will also consider current market conditions and the cost of the insurance obtainable on such securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests would give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.
Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Fund's investment adviser believes the security cannot be sold within seven days, the Fund's investment adviser may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Fund and/or the Fund's investment adviser, is exempt from federal income tax. The Fund may invest more than 25% of its total assets in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase portfolio securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies that have investment objectives and policies similar to its own, but the Fund will not: own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, nor invest more than 10% of its total assets in investment companies in general. The Fund's investment adviser will waive its investment advisory fee on that portion of the Fund's assets invested in securities of open-end investment companies. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.
PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on municipal securities in an amount up to 5% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

FUTURES CONTRACTS AND OPTIONS TO BUY OR SELL SUCH CONTRACTS. The Fund reserves the right to enter into interest rate futures contracts and options to buy or sell such contracts as a hedge without shareholder action.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into reverse repurchase agreements (as described in the Statement of Additional Information). The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER. The Fund trades portfolio securities in order to achieve its investment objective while anticipating movements of interest rates. It is free to trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of turnover exceeding 50%.

MUNICIPAL BOND INSURANCE

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that at least 65% of the Fund's total assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance Policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. A more detailed description of these insurers may be found in the Statement of Additional Information. Each Policy will obligate the insurer to provide insurance payments pursuant to valid claims under the Policy equal to the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost thereof and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, FGIC, and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, or FSA cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, FGIC, or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated `A'' by an NRSRO) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

INVESTMENT RISKS

The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities which meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case of the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent that restricted securities or municipal leases are found not to be liquid, the Fund will limit their purchase, together with other securities considered not to be liquid, to 15% of its net assets.
TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax. However, from time to time, on a temporary basis, or when the Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term, tax-exempt or taxable temporary investments. These temporary investments include, but are not limited to: tax-exempt variable and floating rate demand notes; temporary municipal securities; obligations issued by or on behalf of municipal issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit issued by banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments, with the exception of temporary municipal securities, which are subject to the same rating requirements as all other municipal securities in which the Fund invests. For other temporary investments, the Fund's investment adviser will limit temporary investments to those it considers of good quality.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax.

INVESTMENT LIMITATIONS

The Fund will not:
     o pledge securities except, under certain circumstances, the Fund may pledge up to 10% of the value of its total assets to secure permitted borrowings; or
     o invest more than 15% of its net assets in securities subject to restrictions on resale under federal securities laws.

The above investment limitations cannot be changed without shareholder approval.

The following limitations can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:
     o invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investment adviser believes cannot be sold within seven days; or
     o invest more than 5% of its total assets in industrial development bonds, the principal and interest of which are paid by companies (or guarantors, where applicable) which have an operating history of less than three years.
STAR FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Star Bank, N.A., the Fund's investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

     ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The investment advisory fee may be higher than the advisory fees paid by mutual funds in general but is comparable to the fees paid by many mutual funds with objectives and policies similar to the Fund's. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.

     ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc
     Corporation. As of December 31, 1995, Star Bank had an asset base of $9.6 billion.

     Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $21.6 billion as of December 31, 1995.

     Star Bank has managed commingled funds since 1957. As of December 31, 1995, it managed 9 common trust funds and collective investment funds having a market value in excess of $279 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.

     Mary Jo McGeorge is the Municipal Fund Manager for the Capital Management Division of Star Bank. She oversees all municipal fund management and credit analysis for the $120 million Personal Trust Tax Exempt collective investment fund, and also serves as the portfolio manager of Star Tax-Free Money Market Fund, another portfolio of the Trust. In addition to the management of these two funds, Ms. McGeorge is responsible for all tax-exempt fixed income investing within the Trust Department of Star Bank. Ms. McGeorge joined Star Bank in 1976 and has extensive trading, credit and funds management experience.
     Ms. McGeorge has managed the Star Tax-Free Insured Fund since its inception.

     As part of its regular banking operations, Star Bank may make loans to public companies and other borrowers. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund may pay to Federated Securities Corp. an amount computed at an annual rate of up to 0.25 of 1% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel (including clerical, supervisory, and computer) as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.
ADDITIONAL DISTRIBUTION PAYMENTS. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to the Fund. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of the Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to 0.30 of 1% of average net assets of the Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under the Fund's Rule 12b-1 Distribution Plan or Shareholder Services Plan.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:
MAXIMUM
ADMINISTRATIVE FEE       AVERAGE AGGREGATE DAILY
                     NET ASSETS OF THE TRUST
 .150 of 1%          on the first $250 million
 .125 of 1%           on the next $250 million
 .100 of 1%           on the next $250 million
 .075 of 1%     on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to
0.25 of 1% of its average daily net assets for the period. The Fund presently intends to limit the shareholder servicing fee to 0.05% of average daily net assets.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of:
Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund with federal and state securities commissions; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and governmental agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily reimburse some expenses and has, in addition, undertaken to reimburse the Fund up to the amount of the advisory fee, the amount by which operating expenses exceed limitations imposed by certain states.

NET ASSET VALUE
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of the Fund's outstanding shares.


INVESTING IN THE FUND

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate families). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Fund.



WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                       Sales Charge as
                                       Percentage of     Sales Charge as a
                                       Public           Percentage of Net
     Amount of Transaction             Offering Price    Amount Invested

     Less than $100,000                    4.50%              4.71%
     $100,000 but less than $250,000       3.75%              3.90%
     $250,000 but less than $500,000       2.50%              2.56%
     $500,000 but less than $750,000       2.00%              2.04%
     $750,000 but less than $1 million     1.00%              1.01%
     $1 million or more                    0.25%              0.25%


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. The following persons may purchase shares of the Fund at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; and (c) non-trust customers of financial advisers.

SALES CHARGE REALLOWANCE. For sales of shares of the Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

     o quantity discounts and accumulated purchases;

     o signing a 13-month letter of intent;

     o using the reinvestment privilege; or

     o concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table under "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund and other portfolios of the Trust (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a Letter of Intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or at the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This Letter of Intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts of shares of any other portfolios of the Trust, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in the Fund, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $100,000 investment in the respective fund.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.


SYSTEMATIC INVESTMENT PLAN

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Fund at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank. SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Fund through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH STAR BANK. To place an order to purchase shares of the Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 3:30 p.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the following day. Orders are considered received after payment by check is converted into federal funds. This is normally the next business day after Star Bank receives the check.

For purchases by employees, individual investors, or through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is normally required in three business days. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

BY MAIL. To purchase shares of the Fund by mail, individual investors may send a check made payable to the Star Tax-Free Insured Fund to: Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202.

Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

FREQUENT INVESTOR PROGRAM

Under the Frequent Investor Program ("Program"), eligible persons who purchase shares ("Program Shares") of any Star Fund (other than Star Tax-Free Money Market Fund and Star Treasury Fund) on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S. carrier.

The following terms and conditions apply with respect to the Program: (a) one Point will be awarded per dollar invested (gross of sales charges) in Program Shares; (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period; (d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.

All airline tickets are subject to the following stipulations and restrictions: (i) the ticket will be non-refundable and for a coach seat;
(ii) the price of the ticket may not exceed $500 inclusive of taxes and destination charges, although the shareholder may elect to pay the overage;
(iii) all travel must originate in the U.S.; (iv) interim stopovers may not exceed four hours; (v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense);
(iv) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (vii) tickets may be purchased in any individual's name.

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90 days' notice at the option of Star Bank, N.A.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company, through its subsidiary, Federated Shareholder Services Company, maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder, and dividend confirmations are sent to each shareholder to report dividends paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid monthly. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value, unless cash payments are requested by writing to the Fund or Star Bank.

Capital gains realized by the Fund, if any, will be distributed once every 12 months.

EXCHANGE PRIVILEGE

EXCHANGING SHARES

All shareholders of the Fund are shareholders of the Star Funds. Star Funds currently consists of the Fund, Star U.S. Government Income Fund, Star Strategic Income Fund, The Stellar Fund, Star Relative Value Fund, Star Growth Equity Fund, Star Capital Appreciation Fund, Star Tax-Free Money Market Fund and Star Treasury Fund. Shareholders of the Fund may exchange shares for shares of those other non-money market funds in the Star Funds which impose a front-end sales charge, and may also exchange shares for shares of Star Tax-Free Market Fund and Star Treasury Fund. In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchange, call Star Bank at 1-800-677-FUND. Shareholders who exercise this exchange privilege must exchange shares having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Fund's sales charge already paid and any sales charge of the fund into which shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

EXCHANGE-BY-TELEPHONE

Instructions for exchange between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

OTHER MATTERS EFFECTING THE EXCHANGE PRIVILEGE

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes, and depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption can be made in person, by telephone through Star Bank, or by mail.

BY TELEPHONE. A shareholder who is a customer of Star Bank may redeem shares of the Fund by telephoning Star Bank at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the same day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may also redeem shares by sending a written request to: Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call the Fund for assistance in redeeming by mail.

     SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (the "FDIC");
     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
     o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
     o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.
     The Fund does not accept signatures guaranteed by a notary public.

     The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.



SYSTEMATIC WITHDRAWAL PLAN

Shareholders invested in shares of the Fund may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in the Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of the Fund while participating in this plan.
ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by the shareholders of the Trust at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.


EFFECT OF BANKING LAWS
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of its customer.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Fund.

If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains, if any) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal securities, including private activity bonds.

Dividends payable by the Fund, while exempt from federal regular income tax, may be a tax-preference item for purposes of the alternative minimum tax.The alternative minimum tax applies when it exceeds the federal regular tax for the taxable year. Alternative minimum taxable income is equal to the federal regular taxable income of the taxpayer increased by certain "tax preference" items not included in federal regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the federal regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by the Fund and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return, yield, and tax-equivalent yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ADDRESSES

Star Tax-Free Insured Fund         Federated Investors Tower
                                   Pittsburgh, Pennsylvania
                                   15222-3779



Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, Pennsylvania
                                   15222-3779



Investment Adviser
     Star Bank, N.A.               425 Walnut Street
                                   Cincinnati, Ohio 45202


Custodian
     Star Bank, N.A.               425 Walnut Street
                                   Cincinnati, Ohio 45202



Transfer Agent, Dividend
Disbursing Agent, and Portfolio
Accounting Services
                                   Federated Shareholder Services Company
                                   Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779



Independent Public Accountants

Arthur Andersen LLP                2100 One PPG Place
                                   Pittsburgh, Pennsylvania 15222




                   STAR TAX-FREE INSURED FUND
                 (A PORTFOLIO OF THE STAR FUNDS)

               STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information should be read with the prospectus
of the Star Tax-Free Insured Fund (the "Fund") dated December     , 1996.
                                                              ----
This Statement is not a prospectus itself. You may request a copy of the prospectus or a paper copy of this Statement of Additional Information, if you received it electronically, free of charge by calling 1-800-677-FUND.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779



                Statement dated December   , 1996
                                         --


    STAR BANK, N.A.
   INVESTMENT ADVISER



FEDERATED SECURITIES CORP.
      Distributor
TABLE OF CONTENTS
GENERAL INFORMATION ABOUT THE FUND


INVESTMENT OBJECTIVE AND POLICIES

  Acceptable Investments
  Temporary Investments
  Municipal Bond Insurers
  Investment Limitations

STAR FUNDS MANAGEMENT

  Fund Ownership
  Officers and Trustees Compensation
  Trustee Liability

INVESTMENT ADVISORY SERVICES

  Adviser to the Fund
  Advisory Fees
    State Expense Limitations

BROKERAGE TRANSACTIONS


OTHER SERVICES


  Fund Administration
  Custodian
  Transfer Agent, Dividend Disbursing
    Agent and Portfolio Accounting Services
  Independent Public Accountants


PURCHASING SHARES

  Distribution Plan
  Administrative Arrangements
  Shareholder Services Plan
  Conversion to Federal Funds
DETERMINING NET ASSET VALUE

  Determining Market Value of Securities

EXCHANGE PRIVILEGE

  Requirements for Exchange
  Making an Exchange

REDEEMING SHARES

  Redemption in Kind

MASSACHUSETTS PARTNERSHIP LAW


TAX STATUS

  The Fund's Tax Status
  Shareholders' Tax Status
    Capital Gains

TOTAL RETURN


YIELD


TAX-EQUIVALENT YIELD

  Tax-Equivalency Table

PERFORMANCE COMPARISONS

  Economic and Market Information

APPENDIX



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income which is exempt from federal income tax. The objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

     CHARACTERISTICS

     The municipal securities in which the Fund invests have the characteristics set forth in the prospectus.


     A municipal security will be determined by the Fund's investment adviser to meet the quality standards established by the Trustees if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from such issuer, or the guarantor of payment by either of those issuers. If a security loses its rating or has its rating reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security from its portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("D&P") or any other nationally recognized statistical rating organization (an "NRSRO") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

     TYPES OF ACCEPTABLE INVESTMENTS

     Examples of municipal securities include, but are not limited to:

     o industrial development bonds;

     o municipal notes and bonds;

     o serial notes and bonds sold with a series of maturity dates;


     o tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

     o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

     o prerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and

     o general obligation bonds secured by a municipality's pledge of taxation.

     PARTICIPATION INTERESTS

     The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within thirty days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests, the Fund is buying a security meeting the quality requirements of the


     Fund and is also receiving the tax-free benefits of the underlying securities.

     In the acquisition of participation interests, the Fund's investment adviser will consider the following quality factors:

     o a high-quality underlying municipal security (of which the Fund takes possession);

     o a high-quality issuer of the participation interest; or

     o a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

     VARIABLE RATE MUNICIPAL SECURITIES

     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices.
     Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

     Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.


FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in the Fund's net asset value, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts, and buying put and call options on securities indices. The Fund may also purchase put options on portfolio securities to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

     FUTURES CONTRACTS. The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the securities ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures position. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

     To the extent required to comply with CFTC Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Fund will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase listed put options on financial contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The Fund may write listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund writes (sells) a put on a futures contract, it receives a cash premium in exchange for granting to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract (the Fund undertakes the obligation to assume a long futures position), even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligations under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. In addition to purchasing put options on futures, the Fund may write (sell) listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.


     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

     An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.



     LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     OVER-THE-COUNTER OPTIONS. The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

     Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close these positions could have an adverse effect on the Fund's ability to hedge its portfolio.

     To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collaterize the position as discussed above.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time:

     o as a reaction to market conditions;

     o while waiting to invest proceeds of sales of shares or portfolio securities, although generally such proceeds from sales of shares will be invested in municipal securities as quickly as possible;

     o in anticipation of redemption requests; or

     o for temporary defensive purposes, in which case the Fund may invest more than 20% of the value of its net assets in cash or certain money market instruments, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements.


REVERSE REPURCHASE AGREEMENTS
     The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

INVESTMENTS IN CASH
     From time to time, such as when suitable municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal securities and thereby reduce the Fund's yield.


MUNICIPAL BOND INSURERS
Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. The claims-paying ability of each of the following insurers has been rated in the highest rating category by an NRSRO.

     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
         Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by Aetna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors in MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4345.

     AMBAC INDEMNITY CORPORATION
         AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340.


     FINANCIAL GUARANTY INSURANCE COMPANY
         Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors in FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the State of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is (212) 607-3000.

     FINANCIAL SECURITY ASSURANCE HOLDINGS
         Financial Security Assurance ("FSA"), a wholly-owned subsidiary of Financial Security Assurance Holdings domiciled in New York, is a monoline financial guaranty insurer of municipal bonds and asset-backed securities. The investors in FSA are not obligated to pay the debts of or the claims against FSA. FSA is subject to regulation by the State of New York Insurance Department and is licensed to do business in all fifty states and in the District of Columbia. The address of FSA is 350 Park Avenue, New York, NY 10022, and its telephone number is (212) 688-3101.


INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN
         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.

     CONCENTRATION OF INVESTMENTS
         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
         The Fund does not intend to purchase securities (other than securities guaranteed by the U.S. government or its agencies or direct obligations of the U.S. government) if, as a result of such purchases, 25% or more of the value of its total assets would be invested in a governmental subdivision in any one state, territory or possession of the United States.

     BORROWING MONEY


         The Fund will not issue senior securities, except (a) the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, either (i) as a temporary, extraordinary or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, or (ii) for investment purposes. The Fund will not purchase any securities for the purpose stated under clause ``(i)'' above while any borrowings in excess of 5% of its total assets are outstanding.

     INVESTING IN RESTRICTED SECURITIES
         The Fund will not invest more than 15% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
     PLEDGING ASSETS
         The Fund will not mortgage, pledge, or hypothecate its assets, except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed delivery basis; and (b) collateral arrangement with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

     INVESTING IN COMMODITIES AND MINERALS
         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts. The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases.

     INVESTING IN REAL ESTATE
         The Fund will not purchase or sell real estate including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.

     UNDERWRITING
         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     ISSUING SENIOR SECURITIES
         The Fund will not issue senior securities except for when-issued and delayed-delivery transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third-party (including the issuer of a participation interest).



     LENDING CASH OR SECURITIES
         The Fund will not lend any of its assets. This shall not prevent the Fund from acquiring publicly or non-publicly issued municipal securities or temporary investments, entering into repurchase agreements, or engaging in other transactions in accordance with its investment objective, policies, and limitations or Declaration of Trust.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


     INVESTING IN ILLIQUID SECURITIES
         The Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investment adviser believes cannot be sold within seven days.

     INVESTING IN NEW ISSUERS
         The Fund will not invest more than 5% of the value of its total assets in industrial development bonds or other municipal securities where payment of principal and interest is the responsibility of companies (or guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those having investment objectives and policies similar to its own. The Fund will not purchase or acquire any security issued by a registered closed-end investment company if, immediately after the purchase or acquisition, 10% or more of the voting securities of the closed-end investment company would be owned by the Fund and other investment companies having the same adviser and companies controlled by these investment companies. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund. The Fund's investment adviser will waive its investment advisory fee on assets of the Fund invested in securities of open-end investment companies.



     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
         The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser, owning individually more than 0.5 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund has no present intent to borrow money or pledge securities (except as a temporary, extraordinary or emergency measure) in excess of 5% of the value of its net assets or to invest in securities of closed-end investment companies.


STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations. Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, Federated Administrative Services, or the Funds (as defined below).


Ralph R. Burchenal
725 Ivy Avenue
Cincinnati, Ohio 45246
Birthdate:  November 28, 1931

Trustee

Independent Investor; Retired Director, Standard Register Company, Dayton, Ohio, since 1992.


Thomas L. Conlan, Jr.*
2884 Lengel Road
Cincinnati, Ohio 45244
Birthdate:  May 20, 1938

Trustee


President and Chief Executive Officer, The Student Loan Funding Corporation and SLFC, Inc., Cincinnati, Ohio.


Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.


Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069
Birthdate:  January 13, 1959

Trustee

Physician, Orthopaedic and Sports Medicine Institute, West Chester, Ohio, and The Hamilton Orthopaedic Clinic, Hamilton, Ohio, since April 1994, and, prior thereto Resident Physician, Michigan State University/Michigan Capital Medical Center.



William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Secretary and Treasurer (1991 to present) and Secretary and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of the Funds.




C. Grant Anderson
Federated Investors Tower
Pittsburgh, PA  15222


Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.


 * This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations.

** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund,


Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc. Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.-1999.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.



OFFICERS AND TRUSTEES COMPENSATION


   NAME, POSITION             AGGREGATE
    WITH TRUST*#       COMPENSATION FROM TRUST
Ralph R. Burchenal
Trustee                           $6,000

Thomas L. Conlan, Jr.             $6,500
Trustee

Alfred Gottschalk, Ph.D           $6,000
Trustee

Edward C. Gonzales,               $    0
President, Treasurer and Trustee


Robert J. Hill, D.O.              $6,500
Trustee

William H. Zimmer III             $6,500
Trustee


* Information is estimated for the fiscal year ending November 30, 1997. On February 9, 1996, the Trust elected a new Board of Trustees.

# The aggregate compensation is provided for the Trust, which is comprised of nine portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus.

     STATE EXPENSE LIMITATIONS

          The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.

          If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.


          This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:

     o advice as to the advisability of investing in securities;

     o security analysis and reports;

     o economic studies;

     o industry studies;

     o receipt of quotations for portfolio evaluations; and

     o similar services.

Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

CUSTODIAN. Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, through its subsidiary Federated Shareholder Services Company, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.


PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business.

Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.

The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

ADMINISTRATIVE ARRANGEMENTS

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.


SHAREHOLDER SERVICES PLAN

This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES


Market or fair values of the Fund's portfolio securities are determined as follows:

     o as provided by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

     o at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

     o yield;

     o quality;

     o coupon rate;

     o maturity;

     o type of issue;

     o trading characteristics; and

     o other market data.



Over-the-counter options will be valued at the mean between the bid and asked prices. Covered call options will be valued at the last sale price on the national exchange on which such options are traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     o derive less than 30% of its gross income from the sale of securities held less than three months;
     o invest in securities within certain statutory limits; and
     o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

       o  the availability of higher relative yields;

       o  differentials in market values;

       o  new investment opportunities;

       o  changes in creditworthiness of an issuer; or

       o  an attempt to preserve gains or limit losses.


     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of the shares redeemed.


YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE



The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                TAXABLE YIELD EQUIVALENT FOR 1996
                   MULTISTATE MUNICIPAL FUNDS
                   FEDERAL INCOME TAX BRACKET:

                15.00%     28.00%   31.00%     36.00%    39.60%
JOINT             $1-     $40,101- $96,901-  $147,701-    OVER
RETURN:         40,100     96,900   147,700   263,750   $263,750

SINGLE            $1      $24,001  $58,151-  $121,301-    OVER
RETURN:         24,000     58,150   121,300   263,750   $263,750
Tax-Exempt Yield              Taxable Yield Equivalent
1.00%           1.18%      1.39%    1.45%      1.56%     1.66%
1.50%           1.76%      2.08%    2.17%      2.34%     2.48%
2.00%           2.35%      2.78%    2.90%      3.13%     3.31%
2.50%           2.94%      3.47%    3.62%      3.91%     4.14%
3.00%           3.53%      4.17%    4.35%      4.69%     4.97%
3.50%           4.12%      4.86%    5.07%      5.47%     5.79%
4.00%           4.71%      5.56%    5.80%      6.25%     6.62%


4.50%           5.29%      6.25%    6.52%      7.03%     7.45%
5.00%           5.88%      6.94%    7.25%      7.81%     8.28%
5.50%           6.47%      7.64%    7.97%      8.59%     9.11%
6.00%           7.06%      8.33%    8.70%      9.38%     9.93%
6.50%           7.65%      9.03%    9.42%     10.16%    10.76%
7.00%           8.24%      9.72%   10.14%     10.94%    11.59%
7.50%           8.82%     10.42%   10.87%     11.72%    12.42%
8.00%           9.41%     11.11%   11.59%     12.50%    13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the Taxable Yield Equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

     o portfolio quality;

     o average portfolio maturity;

     o type of instruments in which the portfolio is invested;



     o changes in interest rates and market value of portfolio securities;

     o changes in the Fund's expenses;

     o the relative amount of Fund cash flow; and

     o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "insured municipal funds" category in advertising and sales literature.



     o LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.

     o LEHMAN BROTHERS TEN-YEAR INSURED BOND INDEX is an unmanaged index that reflects the total performance of the Insured Bond sector (includes all bond insurers with Aaa/AAA ratings) of the Lehman Municipal Bond Index. The maturities range between eight and twelve years.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent historic change in the value of an investment in the Fund based on monthly investment of dividends over a specific period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge. In addition, advertisements and sales literature for the Fund may include charts and other illustrations that depict the hypothetical growth of a tax-free investment as compared to a taxable investment.

Advertisements and sales literature for the Fund may include quotations from financial publications and other sources relating to current economic conditions in the municipal securities market or to the benefit and popularity of municipal securities or mutual funds.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities markets. Such discussions may take the form of commentary on these developments by the Fund's portfolio manager and the manager's views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.


APPENDIX

STANDARD & POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATING DEFINITIONS AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC-Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
C-The rating C is reserved for income bonds on which no interest is being paid.
D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
Plus(+) or Minus (-): S&P may apply a plus (+) or minus (-) sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATING
DEFINITIONS


AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA-Bonds which are BA are judged to have a speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR-Not rated by Moody's
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from AA through BAA in its municipal bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates the mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH") LONG-TERM DEBT RATING DEFINITIONS AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to repay interest and repay principal is very strong,


although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whenever it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB-Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C-Bonds are in imminent default in payment of interest or principal.


DDD, DD AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the
obligor.   DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

DUFF & PHELPS CREDIT RATING CO. ("D&P") LONG-TERM DEBT RATING DEFINITIONS AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for U.S. Treasury debt.
AA- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB-Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

D&P SHORT-TERM DEBT RATING DEFINITIONS
D-1+-Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds,


is outstanding, and safety is just below U.S. Treasury short-term obligations.
D-1-Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
D-1--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
D-2-Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

S&P COMMERCIAL PAPER RATING DEFINITIONS
A-1-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2-Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S COMMERCIAL PAPER RATING DEFINITIONS
P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and


well-established access to a range of financial markets and assured sources of alternative liquidity.
P-2- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

FITCH COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.












182158.3








PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a) Financial Statements. (1-8) The Financial Statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Reports dated November 30, 1995; (9) to be filed by Amendment.
          (b)  Exhibits:
               (1) Conformed copy of Declaration of Trust of the Registrant (15);
                    (i) Conformed copy of Amendment No. 1 to Declaration of Trust (2);
                    (ii) Conformed copy of Amendment No. 2 to Declaration of Trust (2);
                    (iii) Conformed copy of Amendment No. 3 to Declaration
                          of Trust (2);
                    (iv) Conformed copy of Amendment No. 4 to Declaration of Trust (4);
                    (v) Conformed copy of Amendment No. 5 to Declaration of Trust (12);
                    (vi) Conformed copy of Amendment No. 6 to Declaration of Trust (12);


                    (vii) Conformed copy of Amendment No. 7 to Declaration
                          of Trust (12);
                    (viii)Conformed copy of Amendment No. 8 to Declaration
                          of Trust (15);
                    (ix) Conformed copy of Amendment No. 9 to Declaration of Trust (15);
                    (x)   Conformed copy of Amendment No. 10 to
                          Declaration of Trust (15);
                    (xi)  Conformed copy of Amendment No. 11 to
                          Declaration of Trust (15);
                    (xii) Conformed copy of Amendment No. 12 to
                          Declaration of Trust (18);
                    (xiii)Conformed copy of Amendment No. 13 to
                          Declaration of Trust (19);
                    (xiv) Conformed copy of Amendment No. 14 to
                          Declaration of Trust (19);
                    (xv)  Conformed Copy of Amendment No. 15 to
                          Declaration of Trust; (to be filed by amendment)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 6, 1989. (File Nos. 33-26915 and 811-5762)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)


15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)


               (2)  Copy of By-Laws of the Registrant (1);
               (3)  Not applicable;
               (4)  Not applicable;
               (5) Conformed copy of Investment Advisory Contract between Losantiville Funds and Star Bank, N.A. (13);
                    (i) Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund) to the present Investment Advisory Contract (19);
                    (ii) Conformed copy of Exhibit I to Investment
                         Advisory Contract of the Registrant to add Star Strategic Income Fund to the present Investment Advisory Contract (20);
                    (iii)Conformed copy of Exhibit J to Investment
                         Advisory Contract of the Registrant to add Star Growth Equity Fund to the present Investment Advisory Contract (21);


                    (iv) Form of Exhibit K to Investment Advisory Contract
                         of the Registrant to add Star Tax-Free Insured Fund to the present Investment Advisory Contract;+
               (6)  (i)  Conformed copy of Distributor's Contract of the
                         Registrant (13);
                    (ii) Conformed copy of Exhibit F to Distributor's
                         Contract of the Registrant (17);
                    (iii)Conformed copy of Exhibit G to Distributor's
                         Contract of the Registrant (19);
                    (iv) Conformed copy of Exhibit H to Distributor's
                         Contract of the Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund) to the present Distributor's Contract (19);
                    (v) Conformed copy of Exhibit I to Distributor's Contract of the Registrant to add Star Strategic Income Fund to the present Distributor's Contract
                         (20);

+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989. (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)


                    (vi) Conformed copy of Exhibit J to Distributor's
                         Contract of the Registrant to add Star Growth Equity Fund to the present Distributor's Contract
                         (21);
                    (vi) Form of Exhibit K to Distributor's Contract of
                         the Registrant to add Star Tax-Free Insured Fund to the present Distributor's Contract;+
               (7)  Not applicable;
               (8) Conformed copy of Custodian Contract of the Registrant (15);
               (9)  (i)  Conformed copy of Fund Accounting, Shareholder
                         Recordkeeping, and Custody Services Procurement Agreement (21);
                    (ii) Conformed copy of Administrative Services
                         Agreement (17);


                    (iii)Conformed copy of Shareholder Services Plan of
                         the Registrant (19);
                    (iv) Conformed copy of Exhibit B to Shareholder
                         Services Plan of the Registrant to add Star
                         Strategic Income Fund to the present Shareholder Services Plan (20);
                    (v) Conformed copy of Exhibit C to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund to the present Shareholder Services Plan (21);
                    (vi) Conformed copy of Exhibit D to Shareholder
                         Services Plan of the Registrant to add The
                         Stellar Fund (Trust Shares) to the present
                         Shareholder Services Plan; (22)
                    (vii)Conformed copy of Exhibit E to Shareholder
                         Services Plan of the Registrant to add The
                         Stellar Fund (Investment Shares) to the present Shareholder Services Plan; (22)

+ All exhibits have been filed electronically.
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)


20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)


                    (viii) Conformed copy of Exhibit F to Shareholder
                         Services Plan of the Registrant to add Star Tax-Free Money Market Fund to the present Shareholder Services Plan; (22)
                    (ix) Conformed copy of Exhibit G to Shareholder
                         Services Plan of the Registrant to add Star
                         Treasury Fund to the present Shareholder Services Plan; (22)
                    (x) .Conformed copy of Exhibit H to
                         ShareholderServices Plan of the Registrant to add Star U.S. Government Income Fund to the present Shareholder Services Plan; (22)
                    (xi) Conformed copy of Exhibit I to Shareholder
                         Services Plan of the Registrant to add Star
                         Relative Value Fund to the present Shareholder Services Plan; (22)
                    (xii)Conformed copy of Exhibit J to Shareholder
                         Services Plan of the Registrant to add Star Prime


                         Obligations Fund to the present Shareholder
                         Services Plan; (22)
                    (xiii) Copy of Shareholder Services Agreement of the
                         Registrant, including Exhibit A (20);
                    (xiv)Form of Exhibit K to Shareholder Services Plan of
                         the Registrant to add Star Tax-Free Insured Fund to the present Shareholder Services Plan;+
               (10) Conformed copy of Opinion and Consent of Counsel as to
                    Legality of Shares being Issued;+
               (11) (i)  Not applicable;
                    (ii) Opinion and Consent of Special Counsel (9);
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (2);
               (14) Not applicable;

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed March 12, 1991. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)



               (15) (i)   Conformed copy of Distribution Plan (13);
                    (ii)  Copy of Rule 12b-1 Agreement (7);
                    (iii) Copy of Amendment No. 2 to Exhibit A to 12b-1
                          Agreement (11);
                    (iv)  Copy of Amendment No. 3 to Exhibit A to 12b-1
                          Agreement (11);
                    (v)   Copy of Amendment No. 4 to Exhibit A to 12b-1
                          Agreement (13);
                    (vi)  Conformed copy of Exhibit E to the Distribution
                          Plan (17);
                    (vii) Copy of Amendment No. 5 to Exhibit A to 12b-1
                          Agreement (18);
                    (viii)Conformed copy of Exhibit F to Distribution Plan
                          of the Registrant to add Star Growth Equity Fund
                          (now known as Star Capital Appreciation Fund) to the present Distribution Plan (19);
                    (ix)  Conformed copy of Exhibit G to Distribution Plan
                          of the Registrant to add Star Strategic Income
                          Fund to the present Distribution
                          Plan (20);
                    (x)   Conformed copy of Exhibit H to Distribution Plan
                          of the Registrant to add Star Growth Equity Fund to the present Distribution Plan (21);
                    (xi)  Copy of Amendment No. 6 to Exhibit A to 12b-1
                          Agreement (20);
                    (xii) Form of Exhibit I to Distribution Plan of the
                          Registrant to add Star Tax-Free Insured fund to the present Distribution Plan; +



+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed December 4, 1990. (File Nos. 33-26915 and 811-5762)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed August 29, 1991. (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)


               (16) (i) Copy of Schedule for Computation of Fund Performance Data;+
                    (ii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Fund (12);
                    (iii) Copy of Schedule for Computation of Fund
                          Performance Data, Star U.S. Government Income
                          Fund (15);
                    (iv) Copy of Schedule for Computation of Fund Performance Data, Star Capital Appreciation Fund
                          (21);
                    (v) Copy of Schedule for Computation of Fund Performance Data, Star Strategic Income Fund;
                          (22)
                    (vi) Copy of Schedule for Computation of Fund Performance Data, Star Growth Equity Fund; (22)
               (17)       Not applicable;
               (18)       Conformed copy of Multiple Class Plan;+
               (19)       Conformed copy of Power of Attorney; (23)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None.

Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                  as of October 4, 1996

          Shares of beneficial interest
               (no par value)


          Star Treasury Fund                    128
          Star Relative Value Fund            2,021
          Star Tax-Free Money Market Fund         9
          The Stellar Fund
               Investment Shares              5,497
               Trust Shares                      46
          Star U.S. Government Income Fund      291
          Star Capital Appreciation Fund        420
          Star Strategic Income Fund          1,081
          Star Growth Equity Fund             1,241
          Star Tax-Free Insured Fund    (not yet offered)


+ All exhibits have been filed electronically.
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed July 17, 1996. (File Nos. 33-26915 and 811-5762)




Item 27.  Indemnification:  (3)

Item 28.  Business and Other Connections of Investment Adviser:

          (a)Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $9.6 billion as of June 30, 1996, and trust assets of $23.6 billion as of June 30, 1996.

             Star Bank has managed commingled funds since 1957. It currently manages seven common trust funds and collective investment funds having a market value in excess of $271 million.

             The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.
     (b)
                                        Other Substantial
                    Position with       Business, Profession,
   Name              the Adviser        Vocation or Employment


Jerry A. Grundhofer Chairman, President and Chief Traditional
                    Executive Officer          Interiors

David M. Moffett    Executive Vice President   N/A

Richard K. Davis    Executive Vice President   N/A

Joseph A. Campanella                           Executive Vice President
   N/A

Thomas J. Lakin     Executive Vice President   N/A

Timothy J. Fogarty  Executive Vice President   N/A

Wayne J. Shircliff  Executive Vice President   N/A

Daniel B. Benhase   Executive Vice President   N/A

Daniel R. Noe       Executive Vice President   N/A

Jerome C. Kohlhepp  Executive Vice President   N/A

Stephen E. Smith    Executive Vice President   S. E. Smith
                                               and Company

S. Kay Geiger       Executive Vice President   Global Access
                                               Marketing, Inc.

Andrew E. Randall   Executive Vice President   N/A



3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed July 26, 1989. (File Nos. 33-26915 and 811-5762)



J. R. Bridgeland, Jr.                   Director  Taft, Stetinius &
                                        Hollister

L. L. Browning, Jr. Director            N/A

V. B. Buyniski      Director            United Medical Resources, Inc.
                                        Mt. Auburn Partnership, American
                                        Operations Management, NCG and
                                        Schmidt Marble

Samuel M. Cassidy   Director            Cassidy and Cassidy, Ltd. d/b/a
                                        Cave Spring Farm

Raymond R. Clark      Director          .N/A

V. Anderson Coombe  Director            Wm. Powell Company


John C. Dannemiller Director            Bearings, Inc.

Jerry A. Grundhofer Director            Traditional Interiors


J. P. Harrington, S.C.                  Director  N/A

J. P. Hayden, Jr.   Director            The Midland Company, American
                                        Family Home Insurance Co., American
                                        Modern Home Insurance Co.

Roger L. Howe       Director            U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.                   Director  Thomas E. Wood, Inc.,
                                        Ohio Cap Insurance Co., Ltd., The
                                        Tomba Co., Ltd.

Chares S. Mechem, Jr.                   Director  N/A

Daniel J. Meyer     Director            Cincinnati Milacron, Inc.

David B. O'Maley    Director            Ohio National Life Insurance Co.

O. M. Owens, M.D.,  Director            O'dell M. Owens, M.D., Inc., Moreno
                                        Food, MKO Investment, Seven Hills
                                        Lab, Graphi Action.

Thomas E. Petry     Director            Eagle-Picher Industries, Inc.

William C. Portman  Director            Portman Equipment Company

Oliver W. Waddell   Director            N/A




Item 29.  Principal Underwriters:

(a)        111 Corcoran Funds; Annuity Management Series; Arrow Funds;
          Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate


          Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief         --
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.


                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident,
Federated Investors Tower President, Federated    Treasurer and
Pittburgh, PA  15222-3779 Securities Corp.        Trustee



Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779





Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Edward R. Bozek           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable.



Item 30.  Location of Accounts and Records:


          All accounts and records required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and
          Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Star Funds                 Federated Investors Tower
                                     Pittsburgh, PA  15222-3779

          Federated Shareholder Services     Federated Investors Tower
          Company(`Transfer Agent,   Pittsburgh, PA  15222-3779
          Dividend Disbursing Agent
          and Portfolio Recordkeeper')

          Federated Administrative   Federated Investors Tower
          Services                   Pittsburgh, PA  15222-3779
          (`Administrator'')

          Star Bank, N.A.            425 Walnut Street
          (`Adviser'')               Cincinnati, OH  45202

          Star Bank, N.A.            425 Walnut Street
          (`Custodian'')             Cincinnati, OH  45202

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of


          Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement on behalf of Star Tax-Free Insured Fund.




                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of October, 1996.

                                STAR FUNDS

               BY: /s/ C. Grant Anderson


               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for Edward C. Gonzales
               October 10, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson      Attorney In Fact      October 10, 1996
   ASSISTANT SECRETARY    For the Persons
                          Listed Below

   NAME                       TITLE

Edward C. Gonzales*       President, Treasurer and Trustee
                           (Principal Financial and
                           Accounting Officer)

Ralph R. Burchenal*       Trustee

Thomas L. Conlan, Jr.*    Trustee

Dr. Alfred Gottschalk*    Trustee

Dr. Robert J. Hill*       Trustee


William H. Zimmer, III*   Trustee

* By Power of Attorney